Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
Research and Development	$ (5,229)	$ (8,113)	$ (12,955)
Operating expenses	(10,565)	(9,871)	(1,631)
Total operating expenses	(15,794)	(17,984)	(14,586)
Loss from operations	(15,794)	(17,984)	(14,586)
Other income/(expense):
Finance (expense)/ income	814	1,144	(7)
FV Loss on Investment	(1,766)	(402)	(869)
Other income/(losses)			65
Total other income/(expense)	(952)	742	(811)
Loss from operations before income taxes	(16,746)	(17,242)	(15,397)
Income tax (expense)/credit	4,883	(449)
Loss for the year	(11,863)	(17,691)	(15,397)
Other Comprehensive loss:
Gain/(Loss) on currency translation	(72)	1,492	(3,582)
Comprehensive loss	$ (11,935)	$ (16,199)	$ (18,979)
Basic loss per share attributable to common shareholders (in Dollars per share)	$ (0.11)	$ (0.17)	$ (0.15)
Diluted loss per share attributable to common shareholders (in Dollars per share)	$ (0.11)	$ (0.17)	$ (0.15)